Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Components of the Income Tax Provision
The components of the income tax provision are as follows:

Provision for income taxes	Year ended Dec. 31,
(in millions)	2025	2024	2023
Current tax expense:
Federal	$654	$902	$727
Foreign	641	595	443
State and local	81	153	192
Total current tax expense	$1,376	$1,650	$1,362
Deferred tax expense (benefit):
Federal	$92	$(277)	$(344)
Foreign	(6)	(30)	31
State and local	13	(38)	(70)
Total deferred tax expense (benefit)	$99	$(345)	$(383)
Total provision for income taxes:
Federal	$746	$625	$383
Foreign	635	565	474
State and local	94	115	122
Provision for income taxes	$1,475	$1,305	$979

Components of Income Before Taxes
The components of income before taxes are as follows:

Income before taxes	Year ended Dec. 31,
(in millions)	2025	2024	2023
Domestic	$4,431	$3,462	$2,196
Foreign	2,627	2,386	2,087
Income before taxes	$7,058	$5,848	$4,283

Components of Net Deferred Tax Liability
The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2025	2024
Depreciation and amortization	$1,549	$1,700
Pension obligation	476	421
Other liabilities	215	189
Securities valuation	159	(39)
Equity investments	54	55
Other assets	(43)	(62)
Leasing	(53)	(41)
Credit losses on loans	(88)	(98)
Reserves not deducted for tax	(152)	(236)
Employee benefits	(279)	(269)
U.S. foreign tax credits	(114)	(101)
Valuation allowance	127	135
Net deferred tax liability	$1,851	$1,654

Tax Rate Reconciliations
The statutory federal income tax rate is reconciled to our effective income tax rate below:

Effective tax rate	Year ended Dec. 31,
	2025		2024		2023
	$	%	$	%	$	%
Federal rate	$1,482	21.0%	$1,228	21.0%	$899	21.0%
State and local income taxes, net of federal income tax benefit (a)	104	1.5	94	1.6	98	2.3
Foreign tax effects:
United Kingdom	55	0.8	62	1.1	44	1.0
Other	32	0.4	31	0.5	15	0.3
Effects of cross-border tax laws	10	0.1	2	—	15	0.4
Tax credits:
Tax credit investments	(101)	(1.4)	(83)	(1.4)	(91)	(2.1)
Other	(24)	(0.3)	(19)	(0.3)	(14)	(0.3)
Valuation allowances	(13)	(0.2)	(1)	—	34	0.8
Nontaxable or nondeductible items	(66)	(0.9)	(11)	(0.2)	(29)	(0.7)
Changes in unrecognized tax benefits	(4)	(0.1)	2	—	8	0.2
Effective tax rate	$1,475	20.9%	$1,305	22.3%	$979	22.9%
(a)    Primarily New York state and New York City.

Schedule of Unrecognized Tax Benefits Roll Forward

Unrecognized tax positions
(in millions)	2025	2024	2023
Beginning balance at Jan. 1, – gross	$109	$109	$106
Prior period tax positions:
Increases	15	2	—
Decreases	(5)	(2)	(5)
Current period tax positions	14	8	8
Settlements	(8)	—	—
Statute expiration	(13)	(8)	—
Ending balance at Dec. 31, – gross	$112	$109	$109